OTHER CURRENT ASSETS (Tables)	6 Months Ended
Mar. 31, 2024
OTHER CURRENT ASSETS
Schedule of other current assets

	As of	As of
	March 31, 2024	September 30, 2023
Prepaid expense	$326,893	$39,083
Other receivables	129,612	247,481
Total other current assets	$456,505	$286,564